Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against loans	$ 2,907,343	$ 2,959,535